AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 2, 2016.

No. 811-23161

No. 333-212032

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 7	☒

(Check appropriate box or boxes)

NuShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, IL 60606

(Address of Principal Executive Office)

(312) 917-7700

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	With a copy to:	With a copy to:
Christopher M. Rohrbacher	Eric F. Fess	W. John McGuire
Vice President and Secretary	Chapman and Cutler LLP	Morgan, Lewis & Bockius LLP
333 West Wacker Drive	111 West Monroe Street	1111 Pennsylvania Avenue, NW
Chicago, IL 60606	Chicago, IL 60603	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on December 8, 2016 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A for NuShares ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 8, 2016, the effectiveness of Post-Effective Amendment No. 1 (“PEA No. 1”), which was filed with the Commission via EDGAR Accession No. 0001193125-16-713381 on September 19, 2016, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 1 by means of this filing, Parts A, B and C of PEA No. 1, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the NuShares Short-Term REIT ETF is incorporated herein by reference to Part A of PEA No. 1.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the NuShares Short-Term REIT ETF is incorporated herein by reference to Part B of PEA No. 1.

PART C – OTHER INFORMATION

The Part C for the NuShares Short-Term REIT ETF is incorporated herein by reference to Part C of PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration under Rule 485(b) under the Securities Act has duly caused this Post-Effective Amendment No. 4 to Registration Statement No. 333-212032 to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 2nd day of December 2016.

NUSHARES ETF TRUST

BY:	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (Principal Financial and Accounting Officer)			December 2, 2016

/S/ MARTIN Y.G. KREMENSTEIN Martin Y.G. Kremenstein	Chief Administrative Officer (principal executive officer)

WILLIAM ADAMS IV*	Trustee	ü ï ï ï ï ï ï ï ï ï ï ï ý ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:*	/S/ Christopher M. Rohrbacher Christopher M. Rohrbacher Attorney-in-Fact December 2, 2016
MARGO L. COOK*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
ALBIN F. MOSCHNER*	Trustee
JOHN K. NELSON*	Trustee
WILLIAM J. SCHNEIDER*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERRENCE J. TOTH*	Trustee
MARGARET L. WOLFF*	Trustee

*	The powers of attorney authorizing Christopher M. Rohrbacher, among others, to execute this Registration Statement, and Amendments thereto, for the Trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and filed as exhibit (q)(i) and (q)(ii) to this Registration Statement.

W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

VIA EDGAR

December 2, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	NuShares ETF Trust (File Nos. 333-212032 and 811-23161)

Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, NuShares ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A (“PEA No. 4”). PEA No. 4 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating a new effective date, December 8, 2016, for Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, which was filed via EDGAR (Accession No. 0001193125-16-713381) on September 19, 2016 for the purpose of registering the NuShares Short-Term REIT ETF as new series of the Trust.

I hereby certify that PEA No. 4 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001